Leases - Narrative (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025
Disclosure of Leases [Abstract]
Weighted average remaining lease term (in years)			13 years 2 months 12 days
Weighted average discount rate (as a percent)	4.40%		4.40%
Additions (disposals) to right-of-use assets, net	$ (6)	$ 9	$ 37	$ 22
Disposals, right-of-use assets			5
Interest expense	$ 7	$ 5	13	11
Cash outflow for leases			$ 35	$ 56